Employee benefits: variable compensation (Detail 2)	12 Months Ended
	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2016 CHF (SFr) shares
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year | shares	165,626,088	144,185,104
Number of shares awarded during the year | shares	63,872,651	82,473,059
Number of share distributions during the year | shares	(58,756,089)	(56,018,881)
Number of shares forfeited during the year | shares	(7,906,936)	(5,013,194)
Number of shares outstanding, at the end of the year | shares	162,835,713	165,626,088
Weighted average exercise price of shars outstanding, at the beginning of the year	SFr 15	SFr 17
Weighted average exercise price of share awarded during the year	14	14
Weighted average exercise price of share distributions during the year	16	16
Weighted average exercise price of shares forfeited during the year	15	15
Weighted average exercise price of shares outstanding, at the end of the year	15	15
Weighted average exercise price of shares vested for accounting purposes	SFr 74,883,139	SFr 73,913,272
UBS AG
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year | shares	512,185	427,443
Number of shares awarded during the year | shares	117,082	199,755
Number of share distributions during the year | shares	(212,984)	(115,014)
Number of shares forfeited during the year | shares	(11,563)	0
Number of shares outstanding, at the end of the year | shares	404,720	512,185
Weighted average exercise price of shars outstanding, at the beginning of the year	SFr 16	SFr 18
Weighted average exercise price of share awarded during the year	14	13
Weighted average exercise price of share distributions during the year	16	18
Weighted average exercise price of shares forfeited during the year	14	0
Weighted average exercise price of shares outstanding, at the end of the year	14	16
Weighted average exercise price of shares vested for accounting purposes	SFr 132,117	SFr 189,953